Document and Entity Information	Jan. 10, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001616000
Document Type	8-K
Document Period End Date	Jan. 10, 2023
Entity Registrant Name	Xenia Hotels & Resorts, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-36594
Entity Tax Identification Number	20-0141677
Entity Address, Address Line One	200 S. Orange Avenue
Entity Address, Address Line Two	Suite 2700
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32801
City Area Code	(407)
Local Phone Number	246-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	XHR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false